INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of Loss before income taxes

	2019	2020	2021
	US$	US$	US$

Cayman Islands	(62,773)	(17,673)	(7,732)
USA	(631)	(80)	(1,292)
Hong Kong	(1,184)	(710)	(25,039)
Japan	(366)	(79)	—
Malta	(37)	(1,410)	(1,152)
Curacao	(3,291)	160	114
Cyprus	(4)	(6)	—
PRC	(7,647)	(3,556)	(28,824)

	(75,933)	(23,354)	(63,925)

Schedule of current and deferred components

	2019	2020	2021
	US$	US$	US$

Current tax benefit (expense)	(27)	(1)	—
Deferred tax benefit	1,110	31	359

Income tax benefit	1,083	30	359

Reconciliation of tax computed by applying the statutory income tax rate

	2019	2020	2021
	US$	US$	US$

Loss before income taxes	(75,933)	(23,354)	(63,925)
Income tax computed at applicable tax rates	(18,983)	(5,839)	(10,548)
Effect of different tax rates in different jurisdictions	162	323	(858)
Non-deductible expenses	17,524	3,940	5,481
Change in valuation allowance	1,522	1,812	6,188
Effect of EIT reversal for previous years	—	(22)	(359)
Research and development super-deduction	(198)	(235)	(263)
Others	(1,110)	(9)	—
	(1,083)	(30)	(359)

Schedule components of deferred taxes

	2020	2021
	US$	US$

Deferred tax assets
Advertising costs deductible in future years	212	—
Loss from equity method investment	—	53
Bad debt provision	720	887
Impairment of long-lived asset	—	7,526
Net operating losses (“NOLs”)	6,314	16,286
Less: valuation allowance	(7,246)	(24,752)

Total deferred tax assets, net	—	—